Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Standardized Measure of Discounted Future Net Cash Flow Projections Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investee [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	$ 1,294	$ 583	$ 511
Transfers by loss of control	1,428
Sales and transfers of oil and gas, net of production cost	(369)	(261)	(208)
Development cost incurred	252	294	389
Net change due to purchases and sales of minerals in place	(1,770)		(54)
Net change due to extensions, discoveries and improved recovery related costs			67
Revisions of previous quantity estimates	50	51	242
Net change in prices, transfer prices and in production costs	1,740	494	(477)
Changes in estimated future development costs	(93)	(25)	(18)
Accretion of discount	129	58	52
Net change in income taxes	(489)	(92)	62
Other - unspecified	119	190	17
Ending balance	2,290	1,294	583
Consolidated Entities [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	65,442	35,351	44,848
Transfers by loss of control	(1,428)
Sales and transfers of oil and gas, net of production cost	(32,350)	(24,018)	(19,208)
Development cost incurred	9,946	11,806	12,753
Net change due to purchases and sales of minerals in place	(4,773)		(1,094)
Net change due to extensions, discoveries and improved recovery related costs	11,407	4,256	1,718
Revisions of previous quantity estimates	10,688	8,744	1,420
Net change in prices, transfer prices and in production costs	73,089	51,064	(27,791)
Changes in estimated future development costs	1,664	(16,053)	9,406
Accretion of discount	6,537	3,532	4,521
Net change in income taxes	(28,914)	(9,257)	8,798
Other - unspecified	(4)	16	(19)
Ending balance	111,305	65,442	35,351
Consolidated Entities [member] | Brazil member
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	63,687	34,424	42,770
Sales and transfers of oil and gas, net of production cost	(31,429)	(23,394)	(18,425)
Development cost incurred	9,685	11,553	12,429
Net change due to purchases and sales of minerals in place	(4,773)
Net change due to extensions, discoveries and improved recovery related costs	11,284	4,187	1,234
Revisions of previous quantity estimates	10,688	8,264	1,197
Net change in prices, transfer prices and in production costs	72,662	50,326	(27,031)
Changes in estimated future development costs	1,857	(15,878)	9,175
Accretion of discount	6,369	3,442	4,277
Net change in income taxes	(28,910)	(9,237)	8,799
Ending balance	111,121	63,687	34,424
Oil and gas producing properties abroad [member] | Consolidated Entities [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	1,755	927	2,078
Transfers by loss of control	(1,428)
Sales and transfers of oil and gas, net of production cost	(921)	(624)	(783)
Development cost incurred	261	253	324
Net change due to purchases and sales of minerals in place			(1,094)
Net change due to extensions, discoveries and improved recovery related costs	123	69	484
Revisions of previous quantity estimates		480	223
Net change in prices, transfer prices and in production costs	427	738	(760)
Changes in estimated future development costs	(194)	(175)	231
Accretion of discount	169	90	244
Net change in income taxes	(4)	(20)	(1)
Other - unspecified	(4)	16	(19)
Ending balance	185	1,755	927
Oil and gas producing properties abroad [member] | Consolidated Entities [member] | South America [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	126	98	1,205
Sales and transfers of oil and gas, net of production cost	(76)	(60)	(351)
Development cost incurred	32	23	176
Net change due to purchases and sales of minerals in place			(1,094)
Net change due to extensions, discoveries and improved recovery related costs	123	69
Revisions of previous quantity estimates		37
Net change in prices, transfer prices and in production costs	44	3
Changes in estimated future development costs	(76)	(31)
Accretion of discount	19	14	162
Net change in income taxes	(4)	(18)
Other - unspecified	(4)	(9)	(1)
Ending balance	185	126	98
Oil and gas producing properties abroad [member] | Consolidated Entities [member] | North America [member]
Disclosure Of Standardized Measure Of Discounted Future Net Cash Flow Projections [line items]
Beginning balance	1,628	830	873
Transfers by loss of control	(1,428)
Sales and transfers of oil and gas, net of production cost	(844)	(564)	(432)
Development cost incurred	229	230	148
Net change due to extensions, discoveries and improved recovery related costs			484
Revisions of previous quantity estimates		443	223
Net change in prices, transfer prices and in production costs	383	735	(760)
Changes in estimated future development costs	(118)	(144)	231
Accretion of discount	$ 150	76	82
Net change in income taxes		(2)	(1)
Other - unspecified		25	(19)
Ending balance		$ 1,628	$ 830